Reconciliations for Level 3 Foreign Pension Plan Assets (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	¥ 422,500	¥ 395,565
Actual return on plan assets:
Foreign currency translation	62,896	(5,656)
Fair value of plan assets at end of year	543,164	422,500
Corporate bonds
Actual return on plan assets:
Fair value of plan assets at end of year	51,942	46,207
Government, agency and local bonds
Actual return on plan assets:
Fair value of plan assets at end of year	45,657	42,198
Real estate funds
Actual return on plan assets:
Fair value of plan assets at end of year	26,995	15,190
Private equity funds
Actual return on plan assets:
Fair value of plan assets at end of year	22,946	10,030
Hedge funds
Actual return on plan assets:
Fair value of plan assets at end of year	28,695	19,726
Commingled and other mutual funds
Actual return on plan assets:
Fair value of plan assets at end of year	187,631	139,150
Derivative instruments
Actual return on plan assets:
Fair value of plan assets at end of year	57	73
Asset backed securities
Actual return on plan assets:
Fair value of plan assets at end of year	3,830	5,030
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	46,758	28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	4,058	1,664
Relating to assets sold during the period	317	48
Purchases, sales and settlements, net	28,418	16,468
Transfers in and/or out of Level 3	390	(72)
Foreign currency translation	10,065	256
Fair value of plan assets at end of year	90,006	46,758
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year		47
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)
Relating to assets sold during the period	11
Purchases, sales and settlements, net	70	(40)
Transfers in and/or out of Level 3	171	(4)
Foreign currency translation	32	(3)
Fair value of plan assets at end of year	282
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year		100
Actual return on plan assets:
Relating to assets still held at the reporting date	7
Relating to assets sold during the period	7	1
Purchases, sales and settlements, net	95	(29)
Transfers in and/or out of Level 3	219	(68)
Foreign currency translation	45	(4)
Fair value of plan assets at end of year	373
Level 3 | Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	15,190	11,698
Actual return on plan assets:
Relating to assets still held at the reporting date	1,010	925
Relating to assets sold during the period	(2)	1
Purchases, sales and settlements, net	7,935	2,610
Foreign currency translation	2,862	(44)
Fair value of plan assets at end of year	26,995	15,190
Level 3 | Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	10,030	7,952
Actual return on plan assets:
Relating to assets still held at the reporting date	898	198
Relating to assets sold during the period	291	193
Purchases, sales and settlements, net	9,056	1,769
Foreign currency translation	2,671	(82)
Fair value of plan assets at end of year	22,946	10,030
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	19,726	7,148
Actual return on plan assets:
Relating to assets still held at the reporting date	1,537	527
Relating to assets sold during the period	3	(145)
Purchases, sales and settlements, net	3,869	11,798
Foreign currency translation	3,560	398
Fair value of plan assets at end of year	28,695	19,726
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	1,840	1,354
Actual return on plan assets:
Relating to assets still held at the reporting date	606	16
Purchases, sales and settlements, net	7,438	475
Foreign currency translation	904	(5)
Fair value of plan assets at end of year	10,788	1,840
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	(28)	1
Actual return on plan assets:
Relating to assets still held at the reporting date	2	(2)
Relating to assets sold during the period	7
Purchases, sales and settlements, net	(45)	(27)
Foreign currency translation	(9)
Fair value of plan assets at end of year	(73)	(28)
Level 3 | Asset backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year		94
Actual return on plan assets:
Relating to assets sold during the period		(2)
Purchases, sales and settlements, net		(88)
Foreign currency translation		¥ (4)